UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2024

WESTERN ASSET

SELECT TAX FREE RESERVES

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at my.accessportals.com.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

II	Western Asset Select Tax Free Reserves

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Select Tax Free Reserves for the six-month reporting period ended February 29, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 28, 2024

Western Asset Select Tax Free Reserves	III

Performance review

As of February 29, 2024, the seven-day current yield for Select Shares of Western Asset Select Tax Free Reserves was 2.99% and the seven-day effective yield, which reflects compounding, was 3.03%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Select Tax Free Reserves Yields as of February 29, 2024 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Select Shares	2.99%	3.03%
Investor Shares	2.94%	2.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

As of February 29, 2024, absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Select Shares would have been 2.84% and 2.88%, respectively; and the seven-day current yield and the seven-day effective yield for Investor Shares would have been 0.77%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

IV	Western Asset Select Tax Free Reserves

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 28, 2024

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. During periods of market stress, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Select Tax Free Reserves	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 29, 2024 and August 31, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2023 and held for the six months ended February 29, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Select Shares	1.58%	$1,000.00	$1,015.80	0.18%	$0.90	Select Shares	5.00%	$1,000.00	$1,023.97	0.18%	$0.91
Investor Shares	1.56	1,000.00	1,015.60	0.23	1.15	Investor Shares	5.00	1,000.00	1,023.72	0.23	1.16

2	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

[1]	For the six months ended February 29, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

February 29, 2024

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.8%
Municipal Bonds — 99.8%
Alabama — 1.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	3.650%	7/15/32	$4,700,000	$4,700,000	(a)(b)
Arizona — 3.0%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	3.650%	1/1/46	5,250,000	5,250,000	(a)(b)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - JPMorgan Chase & Co.	3.650%	2/1/48	2,500,000	2,500,000	(a)(b)
Total Arizona				7,750,000
California — 0.6%
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	3.190%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Colorado — 0.2%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	3.300%	11/15/39	600,000	600,000	(a)(b)
Connecticut — 0.2%
Connecticut State Housing Finance Authority Revenue, Series C-3, SPA - TD Bank N.A.	3.300%	11/15/50	625,000	625,000	(a)(b)
Delaware — 0.2%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	3.650%	11/1/35	530,000	530,000	(a)(b)
District of Columbia — 0.3%
District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	3.650%	8/15/38	895,000	895,000	(a)(b)
Florida — 5.9%
Florida State Gulf Coast University Finance Corp., Capital Improvement Revenue:
Housing Project, Series A, LOC - TD Bank N.A.	3.310%	2/1/38	300,000	300,000	(a)(b)
Parking Project, Series A, LOC - TD Bank N.A.	3.310%	2/1/39	2,660,000	2,660,000	(a)(b)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	3.300%	5/1/33	350,000	350,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	3.300%	11/15/26	1,555,000	1,555,000	(a)(b)
Adventist Health System, Refunding	3.300%	11/15/32	5,400,000	5,400,000	(a)(b)

See Notes to Financial Statements.

4	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Adventist Health System, Refunding	3.300%	11/15/34	$900,000	$900,000	(a)(b)
Adventist Health System, Refunding	3.300%	11/15/35	1,700,000	1,700,000	(a)(b)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	3.300%	11/1/38	2,350,000	2,350,000	(a)(b)
Total Florida				15,215,000
Georgia — 2.1%
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	3.400%	1/1/48	5,500,000	5,500,000	(a)(b)
Illinois — 3.3%
Chicago, IL, MFH Revenue, Renaissance Center LP, Series A, LOC - BMO Harris Bank N.A.	3.330%	10/1/34	1,360,000	1,360,000	(a)(b)(c)
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	3.600%	8/1/44	7,230,000	7,230,000	(a)(b)
Total Illinois				8,590,000
Indiana — 1.0%
Indiana State Finance Authority Environmental Facilities Revenue, Series A5, Refunding, LOC - Sumitomo Mitsui Banking	3.550%	10/1/40	1,200,000	1,200,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, Refunding, LOC - PNC Bank N.A.	3.250%	5/1/34	1,450,000	1,450,000	(a)(b)
Total Indiana				2,650,000
Massachusetts — 0.5%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.650%	7/1/39	500,000	500,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, Multi-Modal Subordinated, Refunding, Series E, SPA - JPMorgan Chase & Co.	3.100%	8/1/37	730,000	730,000	(a)(b)
Total Massachusetts				1,230,000
Michigan — 5.9%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facilities Project, LOC - Bank of Nova Scotia	3.340%	1/1/26	5,500,000	5,500,000	(a)(b)
University of Michigan, MI, General Revenue, Series D-1	3.550%	12/1/24	9,850,000	9,850,000	(a)(b)
Total Michigan				15,350,000

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 2.1%
Minneapolis, MN, Health Care System Revenue:
Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase & Co.	3.250%	11/15/48	$2,150,000	$2,150,000	(a)(b)
Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	3.600%	11/15/48	3,255,000	3,255,000	(a)(b)
Total Minnesota				5,405,000
Mississippi — 4.0%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	3.700%	12/1/30	6,250,000	6,250,000	(a)(b)
Chevron USA Inc. Project, Series C	3.700%	12/1/30	1,250,000	1,250,000	(a)(b)
Chevron USA Inc. Project, Series G	3.700%	12/1/30	1,300,000	1,300,000	(a)(b)
Chevron USA Inc. Project, Series I	3.700%	11/1/35	1,515,000	1,515,000	(a)(b)
Total Mississippi				10,315,000
Missouri — 5.7%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	3.250%	5/15/38	5,210,000	5,210,000	(a)(b)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.300%	5/15/38	6,350,000	6,350,000	(a)(b)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.550%	10/1/35	3,350,000	3,350,000	(a)(b)
Total Missouri				14,910,000
Nebraska — 0.2%
Nebraska State Investment Finance Authority, Single Family Housing Revenue, Series E, SPA - FHLB	3.150%	3/1/49	500,000	500,000	(a)(b)
Nevada — 1.8%
Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	3.250%	4/15/33	4,600,000	4,600,000	(a)(b)(c)
New Jersey — 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.310%	7/1/35	700,000	700,000	(a)(b)

See Notes to Financial Statements.

6	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 32.8%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	3.400%	10/1/35	$1,275,000	$1,275,000	(a)(b)
MTA, NY, Transportation Revenue, Series G-4, Refunding, LOC - Bank of Montreal	3.500%	11/1/30	4,700,000	4,700,000	(a)(b)
New York City, NY, GO, Subseries A-3, SPA - Bank of Montreal	3.650%	9/1/49	10,295,000	10,295,000	(a)(b)
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	3.250%	4/1/39	7,600,000	7,600,000	(a)(b)(c)
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	3.250%	9/1/42	2,000,000	2,000,000	(a)(b)(c)
MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.300%	11/1/60	100,000	100,000	(a)(b)
MFH Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	3.840%	6/1/40	3,370,000	3,370,000	(a)(b)(c)
Multi-Family Rental Housing Revenue, West 89th Street Development, Series A, LOC - FNMA	3.250%	11/15/29	6,100,000	6,100,000	(a)(b)(c)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.650%	6/15/33	2,150,000	2,150,000	(a)(b)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	3.680%	6/15/39	3,800,000	3,800,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	3.700%	6/15/48	1,430,000	1,430,000	(a)(b)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	3.750%	6/15/50	400,000	400,000	(a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.720%	6/15/48	3,900,000	3,900,000	(a)(b)
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	3.750%	8/1/45	2,100,000	2,100,000	(a)(b)
Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	3.450%	2/1/44	7,150,000	7,150,000	(a)(b)

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	3.320%	7/1/33	$1,325,000	$1,325,000	(a)(b)
Cornell University, Series B, SPA - Bank of New York Mellon	3.320%	7/1/33	1,305,000	1,305,000	(a)(b)
Non-State Supported Debt, Columbia University, Series A	2.650%	9/1/39	4,400,000	4,400,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	3.300%	7/1/32	3,100,000	3,100,000	(a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	3.200%	6/1/36	3,300,000	3,300,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	3.340%	11/1/39	690,000	690,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	3.200%	11/1/39	3,800,000	3,800,000	(a)(b)(c)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.250%	11/15/31	1,500,000	1,500,000	(a)(b)(c)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.710%	5/1/35	1,800,000	1,800,000	(a)(b)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	3.300%	5/15/37	3,600,000	3,600,000	(a)(b)(c)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, Refunding, LOC - HSBC Bank USA N.A.	3.400%	11/1/36	4,030,000	4,030,000	(a)(b)
Total New York				85,220,000
Ohio — 1.7%
Franklin County, OH, Hospital Revenue:
Nationwide Children’s Hospital Project, Series B	3.210%	11/1/40	1,800,000	1,800,000	(a)(b)
Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.650%	11/1/42	2,400,000	2,400,000	(a)(b)

See Notes to Financial Statements.

8	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Hospital Revenue, Series D	3.000%	1/1/52	$165,000	$165,000	(a)(b)
Ohio State, GO, Common Schools, Series C	3.200%	6/15/26	120,000	120,000	(a)(b)
Total Ohio				4,485,000
Oregon — 2.7%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.650%	8/1/34	910,000	910,000	(a)(b)
Oregon State Housing & Community Services Department Mortage Revenue, Series C, SPA - Sumitomo Mitsui Banking	3.150%	7/1/45	6,150,000	6,150,000	(a)(b)(c)
Total Oregon				7,060,000
Pennsylvania — 5.5%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	3.300%	5/1/31	3,000,000	3,000,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.700%	7/1/34	3,175,000	3,175,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue:
Second Series 2019, Refunding, LOC - TD Bank N.A.	3.300%	12/1/38	3,000,000	3,000,000	(a)(b)
Series 2020, Refunding, LOC - TD Bank N.A.	3.300%	12/1/39	730,000	730,000	(a)(b)
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.310%	12/1/34	2,170,000	2,170,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	3.300%	10/1/30	1,820,000	1,820,000	(a)(b)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Refunding, LOC - TD Bank N.A.	3.300%	8/1/31	300,000	300,000	(a)(b)
Total Pennsylvania				14,195,000
Texas — 13.5%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project, Series 2012	3.700%	11/1/41	6,300,000	6,300,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Houston Methodist Hospital, Series B, Refunding	3.750%	12/1/59	6,800,000	6,800,000	(a)(b)
Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	3.600%	10/1/41	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	3.750%	12/1/41	$3,625,000	$3,625,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	3.750%	12/1/41	900,000	900,000	(a)(b)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	3.650%	11/1/29	300,000	300,000	(a)(b)
Texas State, GO:
Veterans Bonds, SPA - Sumitomo Mitsui Banking	3.400%	12/1/47	1,700,000	1,700,000	(a)(b)
Veterans Bonds, Series A, SPA - State Street Bank & Trust Co.	3.400%	6/1/43	4,275,000	4,275,000	(a)(b)
Veterans Bonds, Series B, SPA - State Street Bank & Trust Co.	3.400%	12/1/42	295,000	295,000	(a)(b)
Veterans Bonds, Series C, LIQ - State Street Bank & Trust Co.	3.400%	12/1/40	3,820,000	3,820,000	(a)(b)
University of Texas, TX, System Revenue, Series B, LIQ - UTIMCO	3.250%	8/1/39	2,000,000	2,000,000	(a)(b)
Total Texas				35,015,000
Utah — 2.2%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	3.600%	5/15/37	3,000,000	3,000,000	(a)(b)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	3.650%	5/15/58	2,825,000	2,825,000	(a)(b)
Total Utah				5,825,000
Washington — 1.8%
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	3.350%	5/1/28	1,850,000	1,850,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Refunding, LOC - Wells Fargo Bank N.A.	3.300%	4/1/43	2,895,000	2,895,000	(a)(b)
Total Washington				4,745,000

See Notes to Financial Statements.

10	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Western Asset Select Tax Free Reserves

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — 0.5%
Wisconsin State Housing and Economic Development Authority Revenue, Series E, SPA - FHLB	3.300%	9/1/35	$1,365,000	$1,365,000	(a)(b)(c)
Total Investments — 99.8% (Cost — $259,555,000#)				259,555,000
Other Assets in Excess of Liabilities — 0.2%				524,375
Total Net Assets — 100.0%				$260,079,375

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

Abbreviation(s) used in this schedule:

CDA	— Communities Development Authority

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

UTIMCO	— University of Texas/Texas A&M Investment Management Company

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investments, at value	$259,555,000
Cash	33,755
Interest receivable	657,089
Prepaid expenses	11,675
Total Assets	260,257,519

Liabilities:
Distributions payable	73,909
Fund accounting fees payable	24,575
Transfer agent fees payable	20,404
Audit and tax fees payable	18,469
Investment management fee payable	18,345
Payable for Fund shares repurchased	17,230
Trustees’ fees payable	715
Service and/or distribution fees payable	54
Accrued expenses	4,443
Total Liabilities	178,144
Total Net Assets	$260,079,375

Net Assets:
Par value (Note 5)	$2,600
Paid-in capital in excess of par value	260,105,897
Total distributable earnings (loss)	(29,122)
Total Net Assets	$260,079,375

Net Assets:
Select Shares	$258,720,435
Investor Shares	$1,358,940

Shares Outstanding:
Select Shares	258,684,710
Investor Shares	1,358,484

Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00

See Notes to Financial Statements.

12	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Interest	$4,278,902

Expenses:
Investment management fee (Note 2)	319,886
Fund accounting fees	29,678
Transfer agent fees (Note 3)	28,742
Registration fees	20,447
Audit and tax fees	18,469
Legal fees	6,775
Shareholder reports	3,596
Trustees’ fees	2,998
Insurance	876
Service and/or distribution fees (Notes 2 and 3)	698
Interest expense	563
Miscellaneous expenses	1,461
Total Expenses	434,189
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(202,976)
Net Expenses	231,213
Net Investment Income	4,047,689
Net Realized Loss From Investment Transactions	(18)
Increase in Net Assets From Operations	$4,047,671

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$4,047,689	$6,783,721
Net realized loss	(18)	(52)
Increase in Net Assets From Operations	4,047,671	6,783,669

Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(4,048,334)	(6,782,150)
Decrease in Net Assets From Distributions to Shareholders	(4,048,334)	(6,782,150)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	121,999,410	189,983,924
Reinvestment of distributions	3,563,078	5,943,256
Cost of shares repurchased	(113,416,880)	(253,081,808)
Increase (Decrease) in Net Assets From Fund Share Transactions	12,145,608	(57,154,628)
Increase (Decrease) in Net Assets	12,144,945	(57,153,109)

Net Assets:
Beginning of period	247,934,430	305,087,539
End of period	$260,079,375	$247,934,430

See Notes to Financial Statements.

14	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Select Shares	2024[1]		2023	2022	2021†,2		2020[2]		2019[2]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.016		0.026	0.003	0.000	[3]	0.008		0.014
Net realized gain (loss)	(0.000)	[3]	(0.000) [3]	—	(0.000)	[3]	(0.000)	[3]	0.000	[3]
Total income from operations	0.016		0.026	0.003	0.000	[3]	0.008		0.014

Less distributions from:
Net investment income	(0.016)		(0.026)	(0.003)	(0.000)	[3]	(0.008)		(0.014)
Total distributions	(0.016)		(0.026)	(0.003)	(0.000)	[3]	(0.008)		(0.014)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000
Total return[4]	1.58%		2.62%	0.30%	0.01%		0.76%		1.43%

Net assets, end of period (millions)	$259		$246	$303	$246		$244		$273

Ratios to average net assets:
Gross expenses	0.33%[5]		0.32%	0.32%	0.49%[6,7]		0.49%[6,7]		0.50%[6,7]
Net expenses[8,9]	0.18	[5]	0.18	0.12	0.06	[6]	0.17	[6]	0.17	[6]
Net investment income	3.16	[5]	2.54	0.32	0.01		0.78		1.42

†

Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 29, 2024 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[7]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[8]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.20%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2024[1]		2023	2022	2021†,2		2020[2]	2019[2]

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.015		0.024	0.003	0.000	[3]	0.008	0.014
Net realized gain (loss)	(0.000)	[3]	0.001 [4]	—	(0.000)	[3]	(0.001)	0.000	[3]
Total income from operations	0.015		0.025	0.003	0.000	[3]	0.007	0.014

Less distributions from:
Net investment income	(0.015)		(0.025)	(0.003)	(0.000)	[3]	(0.007)	(0.014)
Total distributions	(0.015)		(0.025)	(0.003)	(0.000)	[3]	(0.007)	(0.014)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000		$1.000	$1.000
Total return[5]	1.56%		2.57%	0.27%	0.01%		0.73%	1.38%

Net assets, end of period (000s)	$1,359		$1,517	$2,490	$3,942		$4,794	$7,654

Ratios to average net assets:
Gross expenses	2.34%[6]		1.82%	1.27%	1.22%[7,8]		1.02%[7,8]	0.86%[7,8]
Net expenses[9,10]	0.23	[6]	0.23	0.13	0.06	[7]	0.21 [7]	0.22	[7]
Net investment income	3.24	[6]	2.45	0.24	0.03		0.80	1.37

†

Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 29, 2024 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.

[4]	Calculation of the net realized gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.

[8]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[9]

As a result of an expense limitation arrangement, effective December 27, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to December 27, 2018, the expense limitation was 0.35%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$259,555,000	—	$259,555,000

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

18	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.18% and 0.23%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $202,976.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common

20	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2024, such purchase and sale transactions (excluding accrued interest) were $56,900,000 and $71,460,000, respectively.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate not to exceed 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 29, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Select Shares	—		$15,292
Investor Shares	$698	†	13,450
Total	$698		$28,742

†

Amount shown is exclusive of waivers. For the six months ended February 29, 2024, the service and/or distribution fees waived amounted to $350 for Investor Shares. The Board of Trustees has determined that, until December 31, 2024, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the six months ended February 29, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$188,227
Investor Shares	14,749
Total	$202,976

4. Distributions to shareholders by class

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Net Investment Income:
Select Shares	$4,026,505	$6,735,982
Investor Shares	21,829	46,168
Total	$4,048,334	$6,782,150

5. Shares of beneficial interest

At February 29, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Select Tax Free Reserves 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
Select Shares
Shares sold	121,999,410	189,983,924
Shares issued on reinvestment	3,543,144	5,900,004
Shares repurchased	(113,238,967)	(252,065,003)
Net increase (decrease)	12,303,587	(56,181,075)

Investor Shares
Shares sold	—	—
Shares issued on reinvestment	19,934	43,252
Shares repurchased	(177,913)	(1,016,805)
Net decrease	(157,979)	(973,553)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Deferred capital losses

As of August 31, 2023, the Fund had deferred capital losses of $18,515, which have no expiration date, that will be available to offset future taxable capital gains.

22	Western Asset Select Tax Free Reserves 2024 Semi-Annual Report

Western Asset

Select Tax Free Reserves

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

500 Ross Street, 154-0520

Pittsburgh, PA 15262

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

* Formerly known as Legg Mason Partners Fund Advisor, LLC.

Western Asset Select Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Select Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to US

This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https:// www.franklintempleton.com/help/privacy-policy.

Revised December 2023.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010868 4/24 SR24-4849

ITEM 2.	CODE OF ETHICS.
Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
(a) Not applicable. (b) Not applicable.
ITEM 14.	EXHIBITS.
(a) (1) Not applicable. Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2024